Partnership Income, Expense and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Partnership Income, Expenses and Cash Distributions [Abstract]
Schedule of Distributions Made to Members or Limited Partners, by Distribution [Table Text Block]
The distributions paid or accrued per BUC during the fiscal years ended December 31, 2014, 2013, and 2012 were as follows:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Cash Distributions	0.5000	0.5000	0.5000